As filed with the Securities and Exchange Commission on November 16, 2007

Securities Act File No. 33-14190
Investment Company Act File No. 811-5149

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 37 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 39 (Check appropriate box or boxes)	|X|

Merrill Lynch Funds For Institutions Series
(Exact Name of Registrant as Specified in Charter)

One Financial Center
Boston, Massachusetts 02111
(Address of Principal Executive Officer)
(617) 342-1600
(Registrant’s Telephone Number, including Area Code)

Barry F.X. Smith
One Financial Center
Boston, Massachusetts 02111
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box):
|X|	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES REGISTERED

        Shares of beneficial interest of Merrill Lynch Select Institutional Fund.

        Master Institutional Money Market LLC has also executed this Registration Statement.

Prospectus

November 16, 2007

Merrill Lynch Funds For Institutions Series

Merrill Lynch Select Institutional Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

[ICON]	KEY FACTS

	Risk/Return Bar Chart for the Fund	5
	Fees and Expenses for the Fund	5

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Risks	9
	Statement of Additional Information	11

[ICON]	YOUR ACCOUNT

	How to Buy, Sell and Transfer Shares	12
	How Shares Are Priced	20
	Dividends and Taxes	21

[ICON]	MANAGEMENT OF THE FUND

	BlackRock Advisors	23
	Master/Feeder Structure	26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

U.S. Government Securities — debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

MERRILL LYNCH SELECT INSTITUTIONAL FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. government sponsored enterprises and U.S. government instrumentalities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

The Fund is a “feeder” fund that invests all of its assets in Merrill Lynch Institutional Portfolio, a corresponding “master” portfolio (the “Institutional Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). The Institutional Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Institutional Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	3

[ICON] Key Facts

U.S. Government Sponsored Enterprises — private corporations sponsored by the Federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Association, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States.

U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Repurchase Agreements — agreements under which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Foreign Bank Obligations — debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default
•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest
•	the risk that the counterparty to a repurchase agreement will fail to meet its obligations to the Fund

Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Who should invest?

The minimum purchase amount for Merrill Lynch Select Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

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UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund’s total assets):

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Investment Advisory Fee — a fee paid to the Investment Adviser for managing the corresponding Portfolio. The Fund does not directly pay an advisory fee to the Investment Adviser.

RISK/RETURN BAR CHART FOR THE FUND

No performance information is presented for the Fund because the Fund did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES FOR THE FUND

The following table shows the different fees and expenses that you may pay if you buy and hold shares of Institutional Select Fund. The Fund’s expenses are estimated and future expenses may be greater or less than those indicated below.

Shareholder Transaction Expenses	Select Institutional Fund

Maximum Sales Charge Imposed on Purchases	None

Deferred Sales Charge	None

Sales Charge Imposed on Dividend

Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (as a percentage of average net assets)(a)

Investment Advisory Fee(b)	0.05	(c)

Other Expenses (including administrative fees)(b)	0.13	(c)

Total Annual Fund Operating Expenses(a)	0.18	(c)

(a)	Fees and expenses shown in the table and the examples that follow include both the expenses of the Fund and the Fund’s share of expenses of the Institutional Portfolio.
(b)	Under the master/feeder structure, the investment advisory fee is paid by the corresponding Portfolio, while the administrative fee is paid by the Fund at the annual rate of 0.13%.
(c)	Under the Fund’s Administration Agreement, BlackRock Advisors, LLC, the Fund’s administrator, has agreed to pay all of the Fund’s expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s advisory fee payable indirectly by the Fund as a shareholder of the Institutional Portfolio.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	5

[ICON] Key Facts

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Select Institutional Fund*	$18	$58

*	The example reflects the expenses of both the Fund and the Institutional Portfolio.

6	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

Thomas Kolimago is the portfolio manager of the Fund.

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

The Fund is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Institutional Management Corporation. As used in this Prospectus, the term “Investment Adviser” includes, where applicable, the sub-adviser.

HOW THE FUND INVESTS

Merrill Lynch Select Institutional Fund

The Fund’s objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Outlined below is the main strategies the Fund uses in seeking to achieve their investment objectives:

The Fund tries to achieve its objectives by investing in a diversified portfolio of short-term U.S. dollar denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. government sponsored enterprises or U.S. government instrumentalities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality. The investment objective of the Fund is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval.

Fund management will vary the types of money market instruments in each Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations the Fund may buy are:

U.S. Government Securities — Debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. Government Agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. These securities may not be backed by the full faith and credit of the United States.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	7

[ICON] Details About the Fund

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

Asset Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank.

The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper. Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above.

Short-Term Obligations. Corporate or foreign government debt and asset backed securities with a period of 397 days or less remaining to maturity.

Floating Rate Obligations. Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short-term interest rate index).

Insurance Company Obligations. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes. Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

Other Eligible Investments. Other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

8	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may invest in reverse repurchase agreements involving the money market securities described above.

When-Issued, Delayed-Delivery and Forward Commitments. The Fund may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may also lend its portfolio securities.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any fund, there can be no guarantee that the Fund will meet its objectives or that the Fund’s performance will be positive for any period of time.

Set forth below are the main risks of investing in the Fund.

Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Credit Risk — The Fund is subject to credit risk, which is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	9

[ICON] Details About the Fund

Interest Rate Risk — The risk that prices of money market securities generally increase when interest rates go down and decrease when interest rates go up. If interest rates rise sharply in a manner not anticipated by Fund management, the Fund could lose money.

Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements — If the party with whom the Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Securities Lending — The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Borrowing Risk — The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund’s return.

10	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

When-Issued and Delayed-Delivery Securities and Forward Commitments — The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities — The Fund may invest up to 10% of its total assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Reverse Repurchase Agreement Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party to the agreement may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how the Fund invests, please see the Statement of Additional Information.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	11

Your Account [ICON]

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares of the Fund through your financial adviser or other financial intermediary. You may also buy, sell or transfer shares through the Transfer Agent. To learn more about buying, selling or transferring shares through the Transfer Agent, call (800) 225-5150 or (800) 972-5555. Because the selection of a mutual fund involves many considerations, your financial adviser or other financial intermediary may help you with this decision.

12	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount of your investment and then open your Account

Accounts in the Fund can be opened with a minimum initial $10,000,000 investment.

To open an Account, an Account Application must be fully executed and, supporting documentation must be provided. To obtain an Account Application, contact FAM Distributors, Inc. (“FAMD”) Boston by calling (617) 342-1600 or toll-free (800) 225-1576. All new Accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, MA 02111.

Next, purchase shares on a Business Day

The Fund will effect orders to purchase shares on every day that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day), and the bond markets are open for trading (a “Business Day”). On any day that the Exchange closes early or that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Net Asset Value”). The Fund may reject any order to buy shares under certain circumstances.

Then, either purchase by Federal Funds Wire

The Fund strongly recommends the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available. To purchase shares of the Fund by wiring Federal Funds, you must first telephone FAMD, Boston ((617) 342-1600 or toll-free (800) 225-1576) to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston, ABA Number 0110-0002-8, Attention: Merrill Group, Credit (Name of Fund), DDA Number 99037582 and your Fund account name and Fund account number.

The price of your shares is based on next calculation of net asset value after your order becomes effective, as described below. Your purchase order does not become effective until Federal Funds are received by State Street Bank and Trust Company (“State Street Bank” or the “Bank”) or other forms of payment are converted by the Bank into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.

If your order is received by the Fund by 5:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 5:00 p.m. (Boston time) it will not become effective, and dividends will not be earned, until the next Business Day.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	13

[ICON] Your Account
If You Want to	Your Choices	Information Important for You to Know

Buy Shares (continued)	Or by check or Federal Reserve Draft

To purchase shares of the Fund by check or Federal Reserve Draft, you must submit a purchase order directly by mail to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118, together with payment for the purchase price of the shares and, in the case of a new account, a completed Account Application. (To obtain an Account Application, call (800) 225-1576, or e-mail a request to mlffi@blackrock.com). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within 2 business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of the Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.

You may also purchase shares through FACTS

If you are a business organization (such as a corporation, partnership or business trust), you may purchase shares of the Fund through the Merrill Lynch Financial Assets Control Tracking System or FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Fund. FACTS utilizes the Automated Clearing House system (“ACH”) to transfer funds electronically between the corporate investor’s local bank and the Fund.

You can arrange the purchase of shares of the Fund through FACTS by completing a FACTS Account Application, which you can obtain by calling (617) 342-1600 or toll-free (800) 225-1576, and returning it to FAMD in Boston. After your application is received, an announcement card will be sent to you with an account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing Fund shares.

After this waiting period, an authorized representative of your organization may call the Fund’s FACTS toll-free number ((800) 343-3446) by 4:00 p.m. (Boston time), identify your organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to the Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

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If You Want to	Your Choices	Information Important for You to Know

Add to Your Investment	Purchase additional shares

The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Fund has fallen below $10,000,000, subsequent purchases of shares of the Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge, unless you elect to receive cash.

Sell Your Shares	General

Upon receipt by State Street Bank of a proper redemption request (indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), the Fund will redeem its shares on every Business Day at the net asset value per share determined that day. Net asset value is determined daily for the Fund as of 5:00 p.m. (Boston time). If the Exchange closes trading prior to the time established above, or the SIFMA recommends that the securities markets close early, determination of net asset value may be advanced. See “Net Asset Value.”

The Fund may reject an order to sell shares under certain circumstances. Under the Investment Company Act of 1940, as amended, a registered investment company may suspend the right of redemption, (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of (a) disposal by the company of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for such company fairly to determine the value of its net assets, or (3) for such other periods as the Commission may by order permit for the protection of security holders of the company. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted, and (ii) an emergency shall be deemed to exist.

Redemption Procedures

Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone to FAMD, Boston ((617) 342-1600 or toll free (800) 225-1576) or mail to State Street Bank, P.O. Box 8118, Boston, Massachusetts 02266-8118 (without signature guarantee) and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your Fund account. The minimum amount to be wired is $1,000. If a redemption request is received after the close of trading on the Exchange (including after the close of trading

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	15

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption Procedures (continued)

on a day the Exchange closes early) or on a day on which either FAMD or State Street Bank is closed, the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account.

To utilize the redemption procedure, all shares must be held in non-certificate form in the shareholder’s account, and an Account Application with the payment authorization section properly completed must be on file with State Street Bank before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.) This form requires a shareholder to designate the bank or trust company account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with STAMP2000 Medallion Imprint signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved.

With regards to redemption orders received prior to 5:00 p.m. (Boston time), proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day–especially between 3:30 p.m. (Boston time) and 5:00 p.m. (Boston time)–will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries.

You may also submit your redemption request in writing to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118. The Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form.

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If You Want to	Your Choices	Information Important for You to Know

Exchange Your Shares	Select the Fund into which you want to exchange. Be sure to read that Fund’s prospectus

You can exchange your shares of the Fund for shares of any of the other Funds in the Trust, subject to each Fund’s minimum investment requirements. You must have held the shares used in the exchange for at least 15 calendar days, if those shares were purchased by check, before you can exchange to another Fund, and you must exchange shares with a current value of at least $1,000.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

17

[ICON] Your Account

Additional Information Regarding the Purchase of Shares

To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributors, to have State Street Bank provide sub-accounting services. All underlying subaccounts are subject to each Fund’s minimum balance requirements.

The issuance of shares of the Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to the shareholder of record a monthly statement.

If you redeem all of your shares in the Fund, your dividends accrued for the month to date will be simultaneously remitted by check. Redemption requests received from you with respect to the Fund will be effected on the day received, but you will not receive a dividend that day. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

If (a) your average account balance in the Fund falls below $10,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from the Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, the Fund is authorized to exchange your shares for shares of the Merrill Lynch Institutional Fund unless you elect to have shares redeemed with the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.

Certain financial intermediaries that make Fund shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent. The Investment Adviser, each Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount,

18	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

a fixed percentage rate, the financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors. In addition, consistent with applicable regulations, each Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items. See the Statement of Additional Information for more information.

If certificates have been issued to you representing shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. Your signature on the certificates must be guaranteed by an “eligible guarantor institution” as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation that it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. If you have questions regarding proper documentation, you should call (800) 225-1576.

Short Term Trading

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the Fund’s policy of seeking to maintain the Fund’s net asset value per share at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted policies and procedures to deter short term trading in the Fund.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	19

[ICON] Your Account

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The amortized cost method is used in calculating the Fund’s net asset value, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on every Business Day. On any day the Exchange closes early, net asset value per share of the Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the SIFMA recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that the Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any Business Day

20	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

that the Exchange does not close early and the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Fund. SIFMA recommends early close on the day before New Years Day, on Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, the day before and after Thanksgiving and the day prior to Christmas Day.

If your check is received on the Business Day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), you will have the proceeds of the check or order invested in shares of the Fund as of the first time that shares in the Fund may be purchased on the next day on which the Fund is open for business. Also, you will not be able to have redemption proceeds wired to your bank on a holiday (including Good Friday, Columbus Day or Veterans Day).

DIVIDENDS AND TAXES

The Fund will distribute net investment income, if any, daily and net realized capital gains, if any, at least annually. Income dividends are reinvested monthly and capital gain dividends are reinvested at least annually in the form of additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined as of 5:00 p.m. (Boston time). Immediately after such determination, the Fund will declare a dividend payable to shareholders of record either: (a) at 5:00 p.m. (Boston time) on days that are Business Days, and on which the Exchange does not close early (except for Good Friday, Columbus Day and Veterans Day), or if the Exchange closes early or the SIFMA recommends that the securities market close early, at such early closing time or (b) at the previous close of trading on the Exchange on any Business Day (and on Good Friday, Columbus Day and Veterans Day). The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.

You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	21

[ICON] Your Account

State Street Bank. To be effective with respect to a particular monthly dividend, your written notice must be received by State Street Bank at least seven days prior to the end of the month.

Dividends and other distributions by the Fund are generally treated as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

If you redeem shares of the Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent the Fund’s distributions are derived from income on short-term debt securities and short term capital gain, the Fund’s distributions will not be eligible for taxation at the reduced rate.

Generally, within 60 days after the end of the Fund’s taxable year, the Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from the Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.

If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

22	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Management of the Fund [ICON]

BLACKROCK ADVISORS

BlackRock Advisors, LLC is the Investment Adviser for the Institutional Portfolio, the corresponding portfolio of the Fund. The Investment Adviser manages the Institutional Portfolio’s investments and business operations subject to the oversight of the Master LLC’s Board of Directors. While the Investment Adviser is ultimately responsible for the management of the Institutional Portfolio, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. The Investment Adviser is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock Inc. to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management.

The Investment Adviser has the responsibility for making all investment decisions for the Institutional Portfolio. The Investment Adviser receives a monthly fee at an annual rate equal to 0.05% of the Institutional Portfolio’s average daily net assets. The Investment Adviser has a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which the Investment Adviser pays the Sub Adviser a monthly fee at an annual rate that is a percentage of the advisory fee received by the Investment Adviser from the Institutional Portfolio. The Sub-Adviser is responsible for the day-to-day management of the Fund.

The Fund has entered into an administration agreement with BlackRock Advisors, LLC under which BlackRock Advisors, LLC, as administrator, receives a monthly fee at an annual rate equal to 0.13% of the Fund’s average daily net assets.

A discussion of the basis for the Board of Directors’ approval of the Institutional Portfolio’s investment advisory agreement and sub-advisory agreement is available in the Merrill Lynch Funds for Institutions Series’ semi-annual shareholder report for the fiscal period ended October 31, 2006.

The Investment Adviser was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation is a registered investment adviser organized in 1997. The Investment Adviser and its affiliates had approximately $1.23 trillion in investment company and other portfolio assets under management as of June 30, 2007.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	23

[ICON] Management of the Fund

From time to time, a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates (including, for these purposes, Merrill Lynch & Co., Inc., BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with the Investment Adviser, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Investment Adviser and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment manager, financer, advisor, market maker, trader, prime broker, lender agent and/or principal, and have other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having

24	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may complete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or an Affiliate-advised client may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. The Fund may also make brokerage and other payments to an Affiliate in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund has retained an Affiliate to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of the Investment Adviser and its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. The Investment Adviser has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	25

[ICON] Management of the Fund

MASTER/FEEDER STRUCTURE

The Fund is a “feeder” fund that invests all of its assets in the corresponding master portfolio, the Institutional Portfolio. The Fund’s investment results will correspond directly to the investment results of the Institutional Portfolio. Investors in the Fund will acquire an indirect interest in the Institutional Portfolio.

The Institutional Portfolio may accept investments from other feeder funds, and all the feeders of the Institutional Portfolio bear the Institutional Portfolio’s expenses in proportion to their assets. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Institutional Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, the feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the Institutional Portfolio on more attractive terms, or could experience better performance, than another feeder. Information about feeders is available by calling (800) 225-1576.

Whenever the Institutional Portfolio or the Master LLC holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Institutional Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the Institutional Portfolio.

The Fund may withdraw from the Institutional Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

26	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

INVESTMENT ADVISER
AND ADMINISTRATOR
BlackRock Advisors, LLC
Administrative Offices:
100 Bellevue Parkway
Wilmington, Delaware 19809
Mailing Address:
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 221-7210

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

DISTRIBUTORS
BlackRock Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

FAM Distributors, Inc.
One Financial Center, 23rd floor
Boston, Massachusetts 02111

CUSTODIAN
State Street Bank and Trust Company
P.O. 8118
Boston, Massachusetts 02266-8118

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-1018

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

[ICON] For More Information

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Shareholder Reports

Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports. You may obtain these reports at no cost at www.blackrock.com/moneymarketreports or by calling (800) 225-1576.

Statement of Additional Information

The Statement of Additional Information contains further information about the Fund and is incorporated by reference into (legally considered to be part of) this Prospectus. You may request a free copy at www.blackrock.com or by writing the Fund at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118 or by calling (800) 225-1576.

Contact your Merrill Lynch Financial Advisor or call the Fund at the telephone number or address indicated above if you have any questions.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Securities and Exchange Commission

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE #811-5149
Code:
©BlackRock Advisors, LLC

Prospectus

November 16, 2007

Merrill Lynch Funds For Institutions Series

Merrill Lynch Select Institutional Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Funds For Institutions Series

Merrill Lynch Select Institutional Fund

One Financial Center, 23rd Floor, Boston, Massachusetts 02111 • Phone No. (800) 225-1576

        This Statement of Additional Information of Merrill Lynch Select Institutional Fund (the “Fund”), a series of Merrill Lynch Funds For Institutions Series (the “Trust”), is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated November 16, 2007 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The audited financial statements of Merrill Lynch Institutional Portfolio are incorporated into this Statement of Additional Information by reference to the Trust’s 2007 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. Boston time, Monday to Friday.

BlackRock Advisors — Investment Adviser

BlackRock Distributors, Inc. — Distributor
FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is November 16, 2007.

i

INVESTMENT OBJECTIVES AND POLICIES

        The Merrill Lynch Select Institutional Fund (the “Fund”) is a money market fund that seeks current income, preservation of capital and liquidity available from investing in short-term money market securities. The Fund invests in money market securities generally. The Fund is a series of Merrill Lynch Funds For Institutions Series (the “Trust”).

        The Fund is a “feeder” fund that invests all of its assets in Merrill Lynch Institutional Portfolio, a corresponding “master” portfolio (the “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). The Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information uses the term “Fund” to include the Portfolio.

        All investments of the Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Fund’s portfolio will be 90 days or less.

        The following is a description of the types of short-term “money market” instruments in which the Fund will principally invest:

(i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and deposit notes;

(iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

(iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

        Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), presently limits investments by the Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Fund will not invest in Second Tier Securities.

        The following is a description of some of the investments or investment practices in which the Fund may invest or engage:

        Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.

        Repurchase Agreements: The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, the Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Fund’s net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to

2

constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will segregate appropriate liquid securities having a value equal to the repurchase price. Management of the Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

Securities Lending: The Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Commercial Paper and Other Short-Term Obligations: The Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, bank notes and time deposits.

Forward Commitments: The Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Fund will segregate liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

        While the types of money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk that issuers may fail to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

        The Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of

3

withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

        BlackRock Advisors, LLC (the “Investment Adviser”) will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

        The Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are three NRSROs: Fitch Ratings, Moody’s Investors Service, Inc., and Standard & Poor’s. See Appendix A for a description of commercial paper, bank money instruments and bond ratings.

        The Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

        As described above and in the Prospectus, the Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

        Variable amount master notes and funding agreements permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition, the lender has the right to reduce the amount of outstanding indebtedness.

        Forward or firm commitments for the purchase or sale of securities may be entered into by the Fund as described herein. The purchase of the underlying securities will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The Fund will segregate cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

        The Trust, on behalf of the Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which

4

more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

        Set forth below are the Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of the Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of the Fund are in terms of current market value.

        Under the fundamental investment restrictions, the Fund may not:

(1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks).

(2) Make investments for the purpose of exercising control or management.

(3) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Borrow money, except that (i) the Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(6) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements or any similar instruments shall not be deemed to be the making of a loan; (ii) that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time; and (iii) as may otherwise be permitted by an exemptive order issued to the Fund by the Securities and Exchange Commission.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

Under the non-fundamental restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

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(b) Invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

(c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

        The Trustees of the Trust have determined that the Fund will not write put or call options. This policy may be changed by the Board of Trustees.

        Except with respect to restriction (5), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

MANAGEMENT OF THE TRUST

Trustees and Officers

        The Trustees of the Trust consist of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The same individuals serve as Directors of the Master LLC. The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

        The Board has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

        The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish, Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Fund’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Fund and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Fund’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Fund’s investments; and (8) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

        The members of the Governance and Nominating Committee (the “Nominating Committee”) are Matina Horner, Cynthia A. Montgomery, Robert C. Robb and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Nominating Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Fund and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Nominating Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Nominating Committee.

        The members of the Compliance Committee are Cynthia A. Montgomery, Joseph Platt and Robert C. Robb, all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Fund, the fund-related

6

activities of BlackRock and the Fund’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Fund and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Fund’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Fund’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.

        The members of the Performance Oversight Committee are David O. Beim, Toby Rosenblatt, Ronald W. Forbes, Rodney D. Johnson and Herbert I. London, all of whom are non-interested Trustees, and Richard S. Davis, who serves as an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Fund’s investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Fund’s investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Oversight Committee.

        The Board in office prior to November 1, 2007 had two standing committees, an Audit Committee and a Nominating Committee, each of which consisted of all of the non-interested Trustees. During the fiscal year ended April 30, 2007, the Audit Committee met four times and the Nominating Committee did not meet.

Biographical Information

        Certain biographical and other information relating to the Trustees is set forth below, including their year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of investment companies overseen in the complex of funds advised by the Manager or its affiliates (“BlackRock-advised funds”) and any public directorships.

Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees:

David O. Beim (1940) (c)	Trustee	Trustee since 2002

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA from 1997 to 2001; Chairman of Wave Hill Inc., from 1990 to 2006; Trustee of Phillips Exeter Academy from 2002 to present.

				35 registered investment companies consisting of 81 portfolios	None

Ronald W. Forbes (1940) (d)	Trustee	Trustee since 2007

Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.

				35 registered investment companies consisting of 81 portfolios	None

Dr. Matina Horner (1939) (e)	Trustee	Trustee since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) from 1989 to 2003.	35 registered investment companies consisting of 81 portfolios	N Star (formerly called Boston Edison) (electric and gas)

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Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Rodney D. Johnson (1941) (d)	Trustee	Trustee since 2007

President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.

				35 registered investment company consisting of 81 portfolios	None

Herbert I. London (1939)	Trustee	Trustee since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005; and Professor thereof from 1980 to 2005; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006; Director of AIMS Worldwide, Inc., since 2006; Director of Reflex Security since 2006; Director of InnoCentive, Inc. since 2006; Director of Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993.

				35 registered investment companies consisting of 81 portfolios	AIMS Worldwide (marketing)

Cynthia A. Montgomery (1952)	Trustee	Trustee since 2007

Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.

				35 registered investment companies consisting of 81 portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. (1947) (f)	Trustee	Trustee since 2007

Partner, Amarna Corporation, LLC from 2002 to present; Director, Jones and Brown since 1998; Director, Greenlight Capital Re. Ltd. since 2004; Partner, Amarna Financial Company from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins.

				35 registered investment company consisting of 81 portfolios	Greenlight Capital Re. Ltd. (reinsurance)
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Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Robert C. Robb, Jr. (1945)	Trustee	Trustee since 2007

Partner, Lewis, Eckert, Robb and Company since 1981; Former Trustee, Medical College of Pennsylvania/Hahnemann University from 1998 to 2002; Former Trustee, EQK Realty Investors from 1994 to 2000; former Director, Tamaqua Cable Products Company from 1981 to 1998; former Director, Brynwood Partners from 1984 to 1998; former Director, PNC Bank from 1994 to 1998; former Director, Provident National Bank from 1983 to 1993; former Director, Brinks, Inc. from 1981 to 1986.

				35 registered investment company consisting of 81 portfolios	None

Toby Rosenblatt (1938) (g)	Trustee	Trustee since 2007

President since 1999 and Vice President - General Partner since 1990, Founders Investments Ltd.; Director, Forward Management, LLC since 2007; Director, ReFlow Management, LLC since 2007; Trustee, SSR Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				35 registered investment companies consisting of 81 portfolios	A.P. Pharma, Inc.
Kenneth L. Urish (1951) (h)	Trustee	Trustee since 2007

Managing Partner, Urish Popeck & Co., LLC; External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Former Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.

				35 registered investment company consisting of 81 portfolios	None

Frederick W. Winter (1945)	Trustee	Trustee since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to the present; Dean from 1997 to 2005. Director, Alkon Corporation from 1992 to the present; Director, Indotronix International from 2004 to the present; Director, Tippman Sports from 2005 to the present.

				35 registered investment company consisting of 81 portfolios	None

Interested Trustees:

Richard S. Davis (1945)	Trustee	Trustee since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman SSR Realty from 2000 to 2004.	186 registered investment companies consisting of 290 portfolios	None

9

Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Henry Gabbay (1947)	Trustee	Trustee since 2007	Consultant, BlackRock since 2007; Managing Director, BlackRock, Inc. from 1989 to June, 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock Fund complex from 1989 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Advisory Board Member:

David R. Wilmerding, Jr. (1935)	Member of the Advisory Board	Member of the Advisory Board since 2007(i)	Chairman, Wilmerding & Associates, Inc. from 1989 to 2005; Chairman, Coho Partners, Ltd. from 2003 to 2005. Director, Beaver Management Corporation; Managing General Partner, Chestnut Street Exchange Fund, Chairman 2006; Director, Peoples First, Inc. from 2001 to 2004.	35 registered investment companies consisting of 81 portfolios	Chestnut Street Exchange Fund

(a)	Unless otherwise indicated, the address of each Trustee is 40 East 52nd Street, New York, NY 10022.
(b)	Each Trustee holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 72.
(c)	Chairman of the Performance Oversight Committee.
(d)	Co-Chairman of the Board of Trustees.
(e)	Chair of Governance and Nominating Committee.
(f)	Chairman of the Compliance Committee.
(g)	Vice-Chairman of the Performance Oversight Committee.
(h)	Chairman of the Audit Committee.
(i)	Mr. Wilmerding is expected to serve on the Advisory Board of the Fund until December 31, 2007.

        Certain biographical and other information relating to the officers of the Fund is set forth below, including their year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Donald C. Burke (1960)	President and Chief Executive Officer	President and Chief Executive Officer since 2007

Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Vice President and Secretary of IQ Funds since 2004.

				196 registered investment companies consisting of 300 portfolios	None

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Name, Address(a) and Year of Birth	Position(s) Held with the Fund	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Anne Ackerley (1962)	Vice President	Vice President since 2007

Managing Director, BlackRock, Inc. since May 2000; First Vice President and Operating Officer, Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Operating Officer, Public Finance Group from 1995 to 1997, and First Vice President, Emerging Markets Fixed Income Research from 1994 to 1995, Merrill Lynch & Co., Inc.

				186 registered investment companies consisting of 290 portfolios	None

Howard Surloff (1965)	Secretary	Secretary since 2007	Managing Director of BlackRock Inc., and General Counsel of US Funds at BlackRock, Inc. since 2006; General of Counsel Goldman Sachs Asset Management from 1993 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Brian P. Kindelan (1959)	Chief Compliance Officer	Chief Compliance Officer since 2007

Managing Director and Senior Counsel since January 2005; Director and Senior Counsel from 2001 to 2004, and Vice President and Senior Counsel from 1998 to 2000, BlackRock, Inc.; Senior Counsel, PNC Bank Corporation from May 1995 to April 1998.

				186 registered investment companies consisting of 290 portfolios	None

Neal J. Andrews (1966)	Chief Financial Officer	Chief Financial Officer since 2007

Managing Director of Administration and Operations Group, BlackRock, Inc. since August 2006; Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. from 1992 to 2006.

				186 registered investment companies consisting of 290 portfolios	None

Jay M. Fife (1970)	Treasurer	Treasurer since 2007

Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. since 2006; Assistant Treasurer of the certain funds advised by MLIM or its affiliates from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

				186 registered investment companies consisting of 290 portfolios	None

(a)	Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, NY 10022.
(b)	Each officer is elected by and serves at the pleasure of the Board of Trustees of the Fund.

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Share Ownership

        Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2006 is set forth in the chart below:

Name of Trustee*	Aggregate Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds
Interested Trustees:
Richard S. Davis	None	over $100,000
Henry Gabbay	None	over $100,000
Non-Interested Trustees:
David O. Beim	None	over $100,000
Ronald W. Forbes	None	over $100,000
Dr. Matina Horner	None	None
Rodney D. Johnson	None	None
Herbert I. London	None	over $100,000
Cynthia A. Montgomery	None	over $100,000
Joseph P. Platt, Jr.	None	None
Robert C. Robb, Jr.	None	None
Toby Rosenblatt	None	over $100,000
Kenneth L. Urish	None	None
Frederick W. Winter	None	None

*	Board took office on November 1, 2007.

        Trustees of the Fund are eligible to purchase Institutional shares of the Fund.

        As of October 2, 2007, the Trustees and officers of the Fund then in office as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2006, none of the non-interested Trustees of the Fund then in office or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser, the Distributors, or any person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or the Distributors.

Compensation of Trustees

        Each Trustee who is a non-interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as Trustee to the BlackRock-advised funds, including the Fund, and a $25,000 Board meeting fee to be paid for each Board meeting up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. In addition, each Co-Chairman of the Board of Trustees is paid as compensation an additional annual retainer of $45,000 per year. The Chair of the Audit Committee, Compliance Committee, Governance and Nominating Committee, and Performance Oversight Committee are paid as compensation an additional annual retainer of $25,000, respectively.

12

       The following table sets forth the compensation the Fund expects to pay the non-interested Trustees for their first fiscal year of service ended April 30, 2008, and the aggregate compensation paid to them by all BlackRock-advised funds.

Name	Expected Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund and other BlackRock- Advised Funds
Interested Trustees:
Richard S. Davis	None	None	None(1)
Henry Gabbay	None	None	None(1)
Non-Interested Trustees:
David O. Beim	$1,554	None	$186,083(1)
Ronald W. Forbes	$1,661	None	$337,350(1)
Dr. Matina Horner	$1,554	None	$143,250(2)
Rodney D. Johnson	$1,661	None	$63,000(3)
Herbert I. London	$1,420	None	$262,000(1)
Cynthia A. Montgomery	$1,420	None	$259,350(1)
Joseph P. Platt, Jr.	$1,554	None	$60,500(3)
Robert C. Robb, Jr.	$1,420	None	$75,000(3)
Toby Rosenblatt	$1,554	None	$133,750(2)
Kenneth L. Urish	$1,554	None	$85,000(3)
Frederick W. Winter	$1,420	None	$75,000(3)
Advisory Board Member
David R. Wilmerding, Jr.	$242	None	$149,750(2)

*	Compensation prorated from commencement of operations to end of fiscal year.
(1)	For the calendar year ended December 31, 2006.
(2)	For the fiscal year ended September 30, 2006.
(3)	For the fiscal year ended October 31, 2006.

Code of Ethics

        The Trust, the Master LLC, the Investment Adviser, and each of BlackRock Distributors, Inc. (“BDI”) and FAMD (the “Distributors”) each has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts including securities that may be purchased or held by the Fund.

INVESTMENT ADVISORY ARRANGEMENTS

        The investment adviser to the Fund is BlackRock Advisors, LLC, a subsidiary of BlackRock, Inc., a publicly held corporation. The principal business address of BlackRock Advisors, LLC is 100 Bellevue Parkway, Wilmington, Delaware 19809 (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of BlackRock, Inc. is 40 East 52nd Street, New York, New York 10022.

        Investment Advisory Arrangement. The Fund invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of an Investment Advisory Agreement between the Master LLC, on behalf of the Portfolio, and the Investment Adviser, subject to the oversight of the Board of Trustees of the Master LLC and in conformance with the stated policies of the applicable Portfolio, the Investment Adviser provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:

Percentage of Average Daily Net Assets
Institutional Portfolio	0.05%

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        It is the responsibility of the Investment Adviser to make investment decisions for the Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. The Investment Adviser is also obligated to perform certain administrative and management services for the Master LLC and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

        The investment advisory services provided by the Investment Adviser to Portfolio are not exclusive under the terms of the Investment Advisory Agreement and the Investment Adviser is also free to, and does, render such services to others. The Investment Adviser acts as the manager or adviser for over 100 investment companies.

        The Investment Adviser has the responsibility for making all investment decisions for the Portfolio. The Investment Adviser has a sub-advisory agreement (the “Sub-Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which the Investment Adviser pays the Sub Adviser for services it provides a monthly fee at an annual rate equal to a percentage of the advisory fee paid by the Portfolio to the Investment Adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio.

        Duration and Termination: Unless earlier terminated as described below, the Investment Advisory Agreement and Sub-Advisory Agreement will continue in effect for an initial two year-period, and then from year to year if approved annually (a) by the Board of Directors of the Master LLC or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Portfolio.

        Administration Arrangements. The Trust, on behalf of the Fund, has entered into an administration agreement with BlackRock Advisors, LLC (the “Administrator”) as Administrator (the “Administration Agreement”). The Administrator will receive for its services to the Fund monthly compensation at the annual rate of 0.13% of the average daily net assets of the Fund.

        The Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Other than the Fund’s pro rata portion of the Portfolio’s advisory fee payable indirectly by the Fund as a shareholder of the Portfolio, the Administrator pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and State Street Bank and Trust Company (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

        Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to the Fund, for two years from its effective date. Thereafter, it will remain in effect, as to the Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to the Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Selective Disclosure of Portfolio Holdings

        Pursuant to policies and procedures adopted by the Trust and the Investment Adviser, the Trust and the Investment Adviser may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund’s portfolio holdings. The Trust’s Board of Trustees has approved the adoption by the Trust of the policies and procedures set forth below, and has delegated to the Investment Adviser the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board provides ongoing oversight of the Trust’s and Investment Adviser’s compliance with the policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer at least quarterly and more

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often, as necessary, reports on compliance with these polices and procedures, including reports on any violations of these policies and procedures that may occur. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Trust, and any changes thereto, and an annual review of the operation of the policies and procedures.

        Examples of the information that may be disclosed pursuant to the Trust’s policies and procedures would include (but is not limited to) specific portfolio holdings — including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the Fund manager’s discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information (“Confidential Information”) and proprietary information of the firm. The Trust may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell the Fund’s shares, affiliates of the Trust, third party service providers to the Trust, lenders to the Trust, and independent rating agencies and ranking organizations. The Trust, the Investment Adviser and its affiliates receive no compensation or other consideration with respect to such disclosures.

        Subject to the exceptions set forth below, Confidential Information relating to the Fund may not be disclosed to persons not employed by the Investment Adviser or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.blackrock.com. If the Confidential Information has not been publicly disclosed, an employee of the Investment Adviser who wishes to distribute Confidential Information relating to the Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Investment Adviser will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Investment Adviser’s Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Investment Adviser’s Legal department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Investment Adviser’s Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Investment Adviser’s Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Fund’s shareholders. In connection with day-to-day portfolio management, the Trust may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. The Trust has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of the Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Investment Adviser’s Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of the Fund’s shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Investment Adviser’s existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled “Management and Other Services Arrangements — Potential Conflicts of Interest” in this Statement of Additional Information.

        Confidential Information — whether or not publicly disclosed — may be disclosed to Trust Trustees, the independent Trustees’ counsel, outside Trust counsel, the Trust’s accounting services provider and the Trust’s independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Trust’s Chief Compliance Officer or the Investment Adviser’s General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Trust, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Trust’s and Investment Adviser’s Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

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        The Investment Adviser has entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

        Trust’s Board of Trustees
        Trust’s Transfer Agent
        Trust’s Independent Registered Public Accounting Firm
        Trust’s accounting services provider — State Street Bank and Trust Company
        Trust Custodian
        Independent Rating Agencies — Morningstar, Inc. and Lipper Inc.
        Information aggregators — Wall Street on Demand and Thomson Financial

        Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc. Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services

        Other than with respect to the Board of Trustees, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Trustees has a fiduciary duty as Trustees to act in the best interests of the Fund and its shareholders. Selective disclosure is made to the Trust’s Board of Trustees and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Trust. Selective disclosure is made to the Trust’s Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Trust, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Investment Adviser’s Legal department. Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.

        The Trust and the Investment Adviser monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and Investment Adviser’s Code of Ethics and Code of Conduct — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Investment Adviser’s compliance personnel under the supervision of the Trust’s Chief Compliance Officer, monitor the Investment Adviser’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Investment Adviser maintains an internal restricted list to prevent trading by the personnel of the Investment Adviser or its affiliates in securities — including securities held by the Fund — about which the Investment Adviser has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

        Activities of the Investment Adviser; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

        BlackRock is one of the world’s largest asset management firms with approximately $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Portfolio (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Portfolio. These are considerations of which investors in the Portfolio should be aware, and which may cause

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conflicts of interest that could disadvantage the Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Portfolio.

        BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other Portfolios and collective investment vehicles) that have investment objectives similar to those of the Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the Portfolio. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Portfolio.

        In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding the Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

        Conflicts may also arise because portfolio decisions regarding the Portfolio may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by the Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by the Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

        BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which the Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

        The results of the Portfolio’s investment activities may differ significantly from the results achieved by the Investment Adviser and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Portfolio. Moreover, it is possible that the Portfolio will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

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        From time to time, the Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or one or more Affiliates are performing services or when position limits have been reached.

        In connection with its management of the Portfolio, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of the Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolio and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing the Portfolio.

        In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Portfolio should be aware.

        The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of the Portfolio in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Portfolio invests or which may be based on the performance of the Portfolio. The Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Portfolio. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Portfolio. To the extent affiliated transactions are permitted, the Portfolio will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by the Portfolio. The Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

        One or more Affiliates may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

        Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolio as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Portfolio or its shareholders will be required, and no fees or other compensation payable by the Portfolio or its shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Portfolio, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Portfolio.

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        The Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with the Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Portfolio’s creditworthiness.

        Purchases and sales of securities for the Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. The Investment Adviser and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

        Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Portfolio will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolio. In addition, under certain circumstances, the Portfolio will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

        The Investment Adviser may select brokers (including, without limitation, Affiliates of the Investment Adviser) that furnish the Investment Adviser, the Portfolio, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Portfolio and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Portfolio based on the amount of brokerage commissions paid by the Portfolio and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Portfolio and to such other BlackRock client accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

        The Investment Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Investment Adviser believes are useful in their investment decision-making process. The Investment Adviser may from time to time choose not to engage in the above described arrangements to varying degrees.

        BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolio, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

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        It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of the Portfolio. Increasing the Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of the Portfolio acquired for their own accounts. A large redemption of shares of the Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on the Portfolio and other shareholders in deciding whether to redeem its shares.

        It is possible that the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. The Portfolio also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Portfolio and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for the Portfolio, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit the Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

        BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Portfolio. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Portfolio or other products may be greater than remuneration and profitability relating to services to and sales of certain Portfolios or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolio or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Portfolio may be greater than the remuneration and profitability resulting from other Portfolios or products.

        BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

        BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Portfolio, or who engage in transactions with or for the Portfolio. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Portfolio may receive fees from BlackRock or the Portfolio in connection with the distribution of shares in the Portfolio or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual Portfolios, collective trusts, or other products or services offered or managed by the Investment Adviser. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to,

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trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Portfolio or that may recommend investments in the Portfolio. In addition, BlackRock, including the Investment Adviser, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Portfolio or other dealings with the Portfolio that create incentives for them to promote the Portfolio or certain portfolio transactions.

        To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Portfolio and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to the Portfolio or other products. Such payments may compensate Intermediaries for, among other things: marketing the Portfolio and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Portfolio and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products. See also, “Purchase of Shares - Other Compensation to Selling Dealers” in this Statement of Additional Information.

        The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

        To the extent permitted by applicable law, the Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, the Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Portfolio bearing some additional expenses.

        The Investment Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Adviser that are the same, different from or made at different times than positions taken for the Portfolio. To lessen the possibility that the Portfolio will be adversely affected by this personal trading, the Portfolio and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

        The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Portfolio, except that the Portfolio may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Portfolio and/or the Investment Adviser by the Commission. These transactions would be effected in circumstances in which the

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Investment Adviser determined that it would be appropriate for the Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.

        From time to time, the activities of the Portfolio may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when the Investment Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Portfolio may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Portfolio wishes to purchase or sell. However, if permitted by applicable law, the Portfolio may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

        The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Portfolio. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Portfolio or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Investment Adviser on behalf of clients (including the Portfolio) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Investment Adviser on behalf of clients (including the Portfolio) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Investment Adviser, in its sole discretion, deem it appropriate.

        Present and future activities of BlackRock and its Affiliates, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE

        The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Investment Adviser is primarily responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Trust or Master LLC, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund’s policy of investing in securities with short maturities will result in high portfolio turnover.

        The securities in which the Fund invests are traded primarily in the over-the-counter market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Fund’s portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with

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the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since over-the-counter transactions are usually principal transactions, Merrill Lynch and its affiliates may not serve as the Fund’s dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Fund may serve as their broker in over-the-counter transactions conducted on an agency basis. The Fund may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.

        The Commission has issued an exemptive order which permits the Fund to conduct principal transactions with Merrill Lynch and certain affiliates in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the price to the Fund available from Merrill Lynch and certain affiliates are at least as favorable as those available from other sources. Relevant affiliates of Merrill Lynch have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch and certain affiliates to receive a dealer spread on any transaction with the Fund no greater than their customary dealer spread for transactions of the type involved.

        The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Fund may retain an affiliated entity of the Investment Adviser (the “lending agent”) as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. The lending agent may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates. For the fiscal years ended April 30, 2007, 2006 and 2005 the lending agent received no fees from the Fund.

NET ASSET VALUE

        The principal asset of the Fund is its interest in its Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of the Fund is determined daily on days that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) and the bond markets are open for trading (“business day”). On any business day the Exchange closes early, net asset value per share of the Fund for such purposes will be determined 15 minutes after the early close of trading. On any business day that the Exchange closes early or the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that the Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Fund. SIFMA recommends early close on the day before New Years Day, on Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, the day before and after Thanksgiving and the day prior to Christmas Day.

        The net asset value of the Fund is determined pursuant to the amortized cost method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security by adding the fair value of all securities and other assets in the portfolio. Securities held by the Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued on a current market basis. Other securities held by the Fund are valued at the fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.

        In accordance with the Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Fund’s operating policies, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 397 days (13 months) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the amortized cost method will be reported to the Trustees by the Investment Adviser. In the event the Trustees determine that a

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deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations.

        Since the net income of the Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in his account.

DIVIDENDS

        All, or substantially all, of the Fund’s net income is declared as dividends daily. The Fund will distribute net investment income, if any, daily and net realized capital gains, if any, at least annually. Income dividends are reinvested monthly and capital gain dividends are reinvested at least annually in the form of additional shares at net asset value or, at the shareholder’s option, paid in cash.

        The Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 5:00 p.m. (Boston time) for the Fund. Immediately after such determination, the Fund will declare a dividend payable to shareholders of record either: (a) at 5:00 p.m. (Boston time) for the Fund on any business day the Exchange does not close early, or if the Exchange closes early or the SIFMA recommends that the securities markets close early, at such closing time or (b) at the previous close of business on the New York Stock Exchange on any day that is not a business day or on Good Friday, Columbus Day and Veteran’s Day. Net income of the Fund (from the time of the immediately preceding determination thereof) will consist of interest accrued or discount earned (including both original issue and market discount), less the estimated expenses of the Fund (including the fee payable to the Investment Adviser applicable to that dividend period). For the Fund, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next business day.

        The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that the Fund’s net asset value may fall below $1.00 per share.

        Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

        Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.”

        State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

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TAXES

Federal

        General: The Fund intends to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which is distributed to shareholders. The Fund intends to distribute substantially all of such income. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund's current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

        To qualify to be treated as a RIC each taxable year, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting securities are held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

        Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

        The Fund is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one Fund do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series. The Fund is a “feeder” fund that invests all of its assets in the Portfolio, a corresponding “master” fund. All investments are made at the Portfolio level. The Portfolio will be treated as a partnership for U.S. Federal income tax purposes. Accordingly, the Fund will be allocated its distributive share of all items of the Portfolio’s income, gain, loss, deduction and credit, whether or not distributed.

        Some shareholders may be subject to a 28% withholding on reportable dividends, and redemption payments (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.

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        The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as the Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

        For this purpose, any income or gain retained by the Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which the Fund does not meet the foregoing dividend requirements. While the Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax.

        Any dividend declared by the Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by the Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.

        Dividends will be taxable to shareholders of the Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

Massachusetts Income Tax

        Under present Massachusetts law, the Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. The Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.

Other State and Local Taxes

        The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income. Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

        The Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

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        The Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

        As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Swap payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

        In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

        Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

        Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Taxation of U.S. Shareholders

        Dividends and Distributions. Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

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        The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

        Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

        Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income”generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

        We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

        If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

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        Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

        Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

        Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual Fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual Funds.

Notices; Other Taxes

        Notices. Shareholders will receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

        Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

        If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Taxation of Non-U.S. Shareholders.

        Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

        In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

        For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income”(generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

        A distribution from the Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to the Fund’s sale of a REIT or other U.S. real property hold attributable to the Fund’s sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.

       The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the Fund and its shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

DISTRIBUTORS

        The Trust has entered into a separate Distribution Agreement with respect to the Fund (the “Distribution Agreements”) with each of FAMD and BDI, each an affiliate of BlackRock. Pursuant to the terms of each Distribution Agreement, FAMD and BDI serve as principal underwriters and distributors of the applicable Fund’s shares, and in that capacity makes a continuous offering of that Fund’s shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by FAMD

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and BDI or furnished by each for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by the Fund pursuant to the Distribution Agreements. There is no sales or redemption charge. The continuance of a Distribution Agreement must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’written notice to FAMD and BDI, and by FAMD and BDI on 90 days’ written notice to the Trust.

YIELD INFORMATION

        The Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

        The yield on shares of the Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

        The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

        The Fund’s Board of Trustees has delegated to the Investment Adviser authority to vote all proxies relating to the Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of the Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Fund, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

        In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, a subcommittee of the Investment Adviser’s Equity Investment Policy Oversight Committee (“EIPOC”), is comprised of a senior member of the Investment Adviser’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the

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Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including the Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

        The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis — such as approval of mergers and other significant corporate transactions — akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in conjunction with the Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

        To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

        The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of the Fund.

        From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an “Affiliate”), or a money management or other client of the Investment Adviser, including investment companies for which the Investment Adviser provides investment advisory, certain corporate administrative and/or other services, (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

        In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by the EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job

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responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties.

        In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in the Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

        The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.
•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.
•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.
•	Routine proposals related to requests regarding the formalities of corporate meetings.
•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

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•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

        Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

GENERAL INFORMATION

        The Merrill Lynch Funds For Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. The Trust is an open-end management investment company comprised of separate series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of beneficial interest, $.10 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. The Trust is presently comprised only of five series. Shareholder approval is not required for the authorization of additional series of the Trust.

        At the date of this Statement of Additional Information, the Fund offers one class of shares. All shares of the Fund have equal voting rights. The Trustees of the Trust may classify and reclassify the shares of any series into additional or other classes at a future date.

        Each issued and outstanding share of a series is entitled to one vote and to participate equally in dividends and distributions with respect to that series and, upon liquidation or dissolution of the series, in the net assets of such series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a series.

        The obligations and liabilities of a particular series are restricted to the assets of that series and do not extend to the assets of the Trust generally. The shares of each series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected series or class, as applicable.

        The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Merrill Lynch Funds For Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations.

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However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

        The Fund is a “feeder” fund that invests in the Portfolio, a corresponding portfolio of the Master LLC. Investors in the Fund have an indirect interest in the Portfolio. The Portfolio accepts investments from other feeder funds, and all of the feeders of the Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder.

        The Master LLC is organized as a Delaware limited liability company. Whenever the Portfolio holds a vote of its feeder funds, the Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio. The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

Independent Registered Public Accounting Firm

        Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116 is the independent registered public accounting firm for the Trust and the Master LLC.

Accounting Services Provider, Custodian, Transfer Agent and Dividend Disbursing Agent

        State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266, is the Fund’s Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains the Fund’s accounting records at 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Distributors

        BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, and FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111, are the Fund’s distributors.

Investment Adviser and Administrator

        BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the investment adviser of the Fund.

Sub-Adviser

        BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the sub-adviser of the Fund.

Legal Counsel

        Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019-6018, is counsel for the Fund.

Shareholder Inquiries

        Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

        The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

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        ML & Co. has granted the Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

        As of the date of this SAI, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund. Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

FINANCIAL STATEMENTS

No financial statements are provided for the Fund because it had not commenced operations as of the date of this SAI.

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Appendix A

Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

        Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is satisfactory. A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

        Moody’s Investors Service (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

        Fitch Ratings (“Fitch”) employs the rating F-1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F-2 indicates a satisfactory capacity for timely payment. The rating F3 indicates an adequate capacity for timely payment. The margin of safety is not as great as indicated by the F1+ and F1 categories.

        Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

        Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

        Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations

        Set forth below are descriptions of the two highest ratings of Moody’s, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s and S&P.

Descriptions of Moody’s Ratings

        Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

        Short-Term Notes. The two highest ratings of Moody’s for short-term notes are MIG-1 and MIG-2; MIG-1 denotes “best quality, enjoying strong protection from established cash flows”; MIG-2 denotes “high quality” with “ample margins of protection.”

        Variable Rate Demand Obligations. Moody’s has separate rating categories for variable rate demand obligations (“VRDOs”). VRDOs will receive two ratings. The first rating, depending of the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as “VMIG,” represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

VMIG 2: ample margins of protection, high quality.

VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

        Commercial Paper: The highest rating of Moody’s for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings

        AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

        Short-Term Notes. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2 A satisfactory capacity to pay principal and interest.

SP-3 A speculative capacity to pay principal and interest.

        S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

        Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch’s Ratings

        Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

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        Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

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PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number	Description
1(a)	—	Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(b)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(c)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-14 (File No. 33-14190))
(d)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement Form N-1A (File No. 33-14190))
(e)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(f)	—	Certification of Amendment to Declaration of Trust (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(g)	—	Establishment and Designation of Merrill Lynch Select Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated May 24, 2007 — (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
2	—	By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))

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3	—	Form of Share Certificate (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 3 to Registrant’s Registration Statement to Form N-1A (File No. 33-14190))
4(a)	—	Investment Advisory Agreement for Merrill Lynch Treasury Fund with BlackRock Advisors, LLC dated September 29, 2006 (incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(b)	—	Investment Advisory Agreement for Merrill Lynch Government Fund with BlackRock Advisors, LLCdated September 29, 2006 (incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(c)	—	Sub-Advisory Agreement between the BlackRock Advisors, LLC and BlackRock Institutional Management Corporation, dated September 29, 2006 (incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N1-A (File No. 33-14190)
5(a)	—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (“FAMD”) (incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 811-02857) of Merrill Lynch Bond Fund, Inc.)
(b)	—	Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(c)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Distributors, Inc. (“BDI”) (incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File 811-02857) of Merrill Lynch Bond Fund, Inc.)
6	—	None
7(a)	—	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File 33-49873) filed on October 30, 2001.)
(b)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated September 29, 2006 (incorporated by reference to Exhibit 7(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(c)	—	Supplement to Schedule A of the Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated May 24, 2007 — Filed herewith.

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8(a)	—	Form of Transfer Agency, and Dividend Disbursing Agreement (incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
(b)	—	Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit 9(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(c)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
(d)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
9	—	Opinion and Consent of Counsel — Filed herewith.
10	—	Consent of Independent Registered Public Accounting Firm — Filed herewith.
11	—	None
12	—	None
13	—	None
14	—	None
15	—	Code of Ethics (Incorporated by reference to Exhibit (r) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006)
16	—	Power of Attorney (incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-14190))

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Item 24. Persons Controlled by or Under Common Control with Registrant.

        Merrill Lynch Premier Institutional Fund is a controlling person of Premier Institutional Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007), Merrill Lynch Institutional Fund is a controlling person of Institutional Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007), and Merrill Lynch Institutional Tax-Exempt Fund is a controlling person of Institutional Tax-Exempt Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007). Master Institutional Money Market LLC is organized as a limited liability company under the laws of the state of Delaware. The Registrant is not under common control with any other person.

Item 25. Indemnification.

        Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

        Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or

        (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 26. Business and Other Connections of Investment Adviser.

        (a) BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

        (b) BlackRock Institutional Management Corporation (“BIMC”) currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

Item 27. Principal Underwriters.

        FAMD and BDI act as the principal underwriters for each of the following open-end registered investment companies including the Registrant:

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        (a) FAMD and BDI act as the principal underwriters for each of the following open-end registered investment companies including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock International Value Fund, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Real Investment Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II, Inc., Multi-Strategy Hedge Advantage and Multi-Strategy Hedge Opportunities LLC.

BDI currently also acts as distributor for BlackRock Funds, BlackRock Funds II, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

        (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Robert Zakem	President	None
Mitchell Cox	Director	None
Brian Hull	Director	None
John Fosina	Chief Financial Officer and Treasurer	None
Martin Byrne	Director	None
Adam Lantz	Secretary	None
Andrea Borton	Compliance Officer	None

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        Set forth below is the information concerning each director, officer or partner of BDI. The principal business address of each such person is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.

Name	Position With BDI
Rita Adler	Chief Compliance Officer
Douglas Castagna	Controller and Assistant Treasurer
Brian Burns	Director, Chairman, CEO and President
Bruno DiStefano	Vice President
Susan Moscaritolo	Vice President
Christine Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk
Bradley Stearns	Assistant Secretary and Assistant Clerk
Nicholas Marsini	Director
Craig Stokarski	Treasurer and Financial and Operations Principal
Steven Sunnerberg	Secretary
Michael DeNofrio	Director
John Wilson	Assistant Secretary and Assistant Clerk
Kristen Nolan	Assistant Secretary and Assistant Clerk

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b) FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111.

(c) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as Manager).

(e) BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-adviser).

(f) State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

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Item 29. Management Services.

        Other than as set forth under the caption “Management of the Funds” in the Prospectus constituting Part A of the Registration Statement and under the caption “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

        None.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on November 16, 2007.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By	/s/ DONALD C. BURKE (Donald C. Burke, President)

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date

/s/ DONALD C. BURKE	President	November 16, 2007
(Donald C. Burke)

/s/ NEAL J. ANDREWS	Chief Financial Officer	November 16, 2007
(Neal J. Andrews)

/s/ JAY M. FIFE	Treasurer	November 16, 2007
(Jay M. Fife)

DAVID O. BEIM*	Trustee
(David O. Beim)

RONALD W. FORBES*	Trustee
(Ronald W. Forbes)

DR . MATINA HORNER*	Trustee
(Dr. Matina Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT , JR .*	Trustee
(Joseph P. Platt, Jr.)

ROBERT C. ROBB , JR .*	Trustee
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Trustee
(Toby Rosenblatt)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

RICHARD S. DAVIS*	Trustee
(Richard S. Davis)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By: /s/ DONALD C. BURKE
(Donald C. Burke, Attorney-in-Fact)		November 16, 2007

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SIGNATURES

        Master Institutional Money Market LLC has duly caused this Registration Statement of Merrill Lynch Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on November 16, 2007.

MASTER INSTITUTIONAL MONEY MARKET LLC

By	/s/ DONALD C. BURKE (Donald C. Burke, President)

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date

/s/ DONALD C. BURKE	President	November 16, 2007
(Donald C. Burke)

/s/ NEAL J. ANDREWS	Chief Financial Officer	November 16, 2007
(Neal J. Andrews)

/s/ JAY M. FIFE	Treasurer	November 16, 2007
(Jay M. Fife)

DAVID O. BEIM *	Director
(David O. Beim)

RONALD W. FORBES *	Director
(Ronald W. Forbes)

DR . MATINA HORNER*	Director
(Dr. Matina Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT , JR .*	Director
(Joseph P. Platt, Jr.)

ROBERT C. ROBB , JR .*	Director
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

RICHARD S. DAVIS*	Director
(Richard S. Davis)

HENRY GABBAY*	Director
(Henry Gabbay)

*By: /s/ DONALD C. BURKE
(Donald C. Burke, Attorney-in-Fact)		November 16, 2007

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EXHIBIT INDEX

Exhibit Numbers		Description
7	(c)	Supplement to Schedule A of the Administration Agreement.

9		Opinion and Consent of Counsel.

10		Consent of Independent Registered Public Accounting Firm.